Convertible Notes Payable - Summary of Convertible Notes Outstanding (Detail) - Senior Secured Convertible Notes [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 13, 2016
Debt Instrument [Line Items]
Convertible notes payable, principal	$ 11,437,000	$ 34,351,000	$ 35,000,000	$ 35,000,000
Debt discounts	(1,701,000)	(21,008,000)
Net convertible note payable	$ 9,736,000	$ 13,343,000